Business Segment Information	12 Months Ended
Dec. 31, 2013
Business Segment Information [Abstract]
Business Segment Information

Note 21 – Business Segment Information

FHN has four business segments: regional banking, capital markets, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers largely in Tennessee and other selected markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions nationally. The capital markets segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of gains on the extinguishment of debt, unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, acquisition-related costs, and various charges related to restructuring, repositioning, and efficiency initiatives. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees, and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses and equity among segments which could change historical segment results. Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, they are to an extent subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)		2013	2012	2011
Consolidated	Net interest income	$637,374	$688,667	$700,832
	Provision for loan losses	55,000	78,000	44,000
	Noninterest income	584,577	671,329	786,011
	Noninterest expense	1,158,601	1,383,701	1,292,995
	Income/(loss) before income taxes	8,350	(101,705)	149,848
	Provision/(benefit) for income taxes	(32,169)	(85,262)	15,836
	Income/(loss) from continuing operations	40,519	(16,443)	134,012
	Income/(loss) from discontinued operations, net of tax	548	148	8,618
	Net income/(loss)	$41,067	$(16,295)	$142,630
	Average assets	$24,409,656	$25,053,304	$24,719,626
	Depreciation and amortization	$71,616	$117,972	$89,321
	Expenditures for long-lived assets	41,463	21,862	35,408

(Dollars in thousands)		2013	2012	2011
Regional Banking	Net interest income	$591,324	$605,495	$568,533
	Provision/(provision credit) for loan losses	18,460	(898)	(61,505)
	Noninterest income	247,719	253,455	267,057
	Noninterest expense	531,387	569,511	566,496
	Income/(loss) before income taxes	289,196	290,337	330,599
	Provision/(benefit) for income taxes	104,135	105,514	121,747
	Net income/(loss)	$185,061	$184,823	$208,852
	Average assets	$12,876,805	$12,657,687	$11,477,672
	Depreciation and amortization	$19,244	$24,571	$21,097
	Expenditures for long-lived assets	34,764	17,617	25,720

Capital Markets	Net interest income	$16,165	$20,735	$23,118
	Noninterest income	268,435	334,992	355,758
	Noninterest expense	232,839	263,385	321,121
	Income/(loss) before income taxes	51,761	92,342	57,755
	Provision/(benefit) for income taxes	19,451	34,890	21,901
	Net income/(loss)	$32,310	$57,452	$35,854
	Average assets	$2,255,768	$2,297,065	$2,227,912
	Depreciation and amortization	$5,528	$5,353	$5,006
	Expenditures for long-lived assets	3,987	1,851	4,581

Corporate	Net interest income/(expense)	$(43,302)	$(31,556)	$(15,048)
	Noninterest income	26,054	26,949	69,766
	Noninterest expense	75,071	99,167	102,911
	Income/(loss) before income taxes	(92,319)	(103,774)	(48,193)
	Provision/(benefit) for income taxes	(63,299)	(79,131)	(54,541)
	Net income/(loss)	$(29,020)	$(24,643)	$6,348
	Average assets	$5,191,999	$5,222,848	$5,123,526
	Depreciation and amortization	$46,140	$86,415	$59,583
	Expenditures for long-lived assets	1,050	2,327	1,126

Non-Strategic	Net interest income	$73,187	$93,993	$124,229
	Provision for loan losses	36,540	78,898	105,505
	Noninterest income	42,369	55,933	93,430
	Noninterest expense	319,304	451,638	302,467
	Income/(loss) before income taxes	(240,288)	(380,610)	(190,313)
	Provision/(benefit) for income taxes	(92,456)	(146,535)	(73,271)
	Income/(loss) from continuing operations	(147,832)	(234,075)	(117,042)
	Income/(loss) from discontinued operations, net of tax	548	148	8,618
	Net income/(loss)	$(147,284)	$(233,927)	$(108,424)
	Average assets	$4,085,084	$4,875,704	$5,890,516
	Depreciation and amortization	$704	$1,633	$3,635
	Expenditures for long-lived assets	1,662	67	3,981

Certain previously reported amounts have been reclassified to agree with current presentation.